Royce Capital Fund - Small-Cap Portfolio
Royce Capital Fund - Small-Cap Portfolio
Investment Goal
Royce Small-Cap Portfolio’s investment goal is long-term growth of capital.
Fees and Expenses of the Fund
The following table presents the fees and expenses that you may pay if you buy and hold shares of the Fund. The table does not include variable contract charges. Because variable contract charges are not included, the total fees and expenses that you will incur will be higher than the fees and expenses set forth in the table. See your variable contract prospectus for more information about these charges.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Royce Capital Fund - Small-Cap Portfolio	Investment Class	Service Class
Maximum sales charge (load) imposed on purchases	none	none
Maximum deferred sales charge	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Royce Capital Fund - Small-Cap Portfolio	Investment Class	Service Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.05%	0.05%
Total annual Fund operating expenses	1.05%	1.30%

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s total operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions your costs would be:

Expense Example Royce Capital Fund - Small-Cap Portfolio (USD $)	Investment Class	Service Class
1 Year	107	132
3 Years	334	412
5 Years	579	713
10 Years	1,283	1,568

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

Principal Investment Strategy
Royce & Associates, LLC (“Royce”), the Fund’s investment adviser, invests the Fund’s assets primarily in equity securities of small-cap companies with market capitalizations up to $3 billion that Royce believes are trading below its estimate of their current worth. The Fund generally invests in such companies that Royce believes also possess financial strength, a strong business model, and the ability to generate and effectively allocate excess free cash flow.

Normally, the Fund invests at least 80% of its net assets in equity securities of small-cap companies. Although the Fund normally focuses on securities of U.S. companies, it may invest up to 25% of its net assets (measured at the time of investment) in securities of companies headquartered in foreign countries. The Fund may sell securities to, among other things, secure gains, limit losses, redeploy assets into what Royce deems to be more promising opportunities, and/or manage cash levels in the Fund’s portfolio.

Primary Risks for Fund Investors
As with any mutual fund that invests in common stocks, Royce Small-Cap Portfolio is subject to market risk—the possibility that common stock prices will decline over short or extended periods of time. As a result, the value of your investment in the Fund will fluctuate, sometimes sharply and unpredictably, and you could lose money over short or long periods of time.

The prices of small-cap securities are generally more volatile and their markets are less liquid relative to larger-cap securities. Therefore, the Fund may involve more risk of loss and its returns may differ significantly from funds investing in larger-cap companies or other asset classes. In addition, as of December 31, 2014 the Fund invested a significant portion of its assets in a limited number of securities. The Fund’s investment in a limited number of issuers and its potential industry and sector overweights may involve more risk to investors than a more broadly diversified portfolio of small-cap securities because it may be more susceptible to any single corporate, economic, political, regulatory, or market event.

Investment in foreign securities involves risks that may not be encountered in U.S. investments, including adverse political, social, economic, or other developments that are unique to a particular region or country. Prices of foreign securities in particular countries or regions may, at times, move in a different direction and/or be more volatile than those of U.S. securities. Because the Fund does not intend to hedge its foreign currency exposure, the U.S. dollar value of the Fund’s investments may be harmed by declines in the value of foreign currencies in relation to the U.S. dollar.

Royce’s estimate of a company’s current worth may prove to be inaccurate, or this estimate may not be recognized by other investors, which could lead to portfolio losses.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance
The following performance information provides an indication of the risks of investing in the Fund. Past performance does not indicate how the Fund will perform in the future. The Calendar Year Total Returns chart shows performance year by year over the last ten years (Investment Class used for illustrative purposes—returns differ by Class). The Annualized Total Returns table shows how the Fund’s average annual total returns for various periods compare with those of the Russell 2000 Index, the Fund’s benchmark index. The Service Class commenced operations on May 2, 2006. Performance information prior to this date is for the Investment Class, which has substantially similar returns because all Classes invest in the same portfolio of securities, differing only to the extent that the Service Class has higher expenses than the Investment Class. If Service Class’s expenses had been reflected, returns prior to May 2, 2006 for that Class would have been lower.

------------------------------------------------------------------------ Calendar Year Total Returns

During the period shown in the bar chart, the highest return for a calendar quarter was 22.60% (quarter ended 6/30/09) and the lowest return for a calendar quarter was -24.29% (quarter ended 12/31/08).

Annualized Total Returns As of 12/31/14 (%)

The Fund’s total returns do not reflect any deduction for charges or expenses of the variable contracts investing in the Fund. If these costs and expenses were reflected, the returns shown would be lower. Current month-end performance information may be obtained at www.roycefunds.com or by calling Investor Services at (800) 221-4268.

Average Annual Returns Royce Capital Fund - Small-Cap Portfolio	1 Year	5 Years	10 Years
Investment Class	3.24%	12.78%	8.23%
Service Class	2.92%	12.49%	8.00%
Russell 2000 Index (Reflects no deductions for fees, expenses, or taxes)	4.89%	15.55%	7.77%